Fair Value of financial instruments	12 Months Ended
Dec. 31, 2018
Statements Line Items
Fair Value of financial instruments [Text Block]

29.                  Fair value of financial instruments

The following table provides information about financial assets and liabilities measured at fair value in the consolidated balance sheets and categorized by level according to the significance of the inputs used in making the measurements.

Level 1– Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2– Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly
(that is, as prices) or indirectly (that is, derived from prices); and

Level 3– Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss(i)
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	-	-	3,322	3,322
Other minerals, oil and gas	-	-	26	26
Financial assets at fair value through other comprehensive income (loss)(i)
Equity securities
Private mining exploration and development companies – precious metals	-	-	56,252	56,252
Publicly traded mining exploration and development companies
Precious metals	35,544	-	-	35,544
Other minerals, oil and gas	12,259	-	-	12,259

	47,803	-	59,600	107,403

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss(i)
Warrants on equity securities
Publicly traded mining exploration and development companies
Precious metals	-	-	3,375	3,375
Other minerals, oil and gas	-	-	4,717	4,717
Financial assets at fair value through other comprehensive income (loss)(i)
Equity securities
Publicly traded royalty companies	25,392	-	-	25,392
Publicly traded mining exploration and development companies
Precious metals	64,254	-	-	64,254
Other minerals, oil and gas	17,195	-	-	17,195

	106,841	-	8,092	114,933

(i)                   On the basis of its analysis of the nature, characteristics and risks of equity securities, the Company has determined that presenting them by industry and type of investment is appropriate.

During the years ended December 31, 2018 and 2017, there were no transfers among Level 1, Level 2 and Level 3.

Financial instruments in Level 1

The fair value of financial instruments traded in active markets is based on quoted market prices on a recognized securities exchange at the balance sheet dates. The quoted market price used for financial assets held by the Company is the last transaction price. Instruments included in Level 1 consist primarily of common shares trading on recognized securities exchanges, such as the TSX or the TSX Venture.

Financial instruments in Level 2

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on the Company’s specific estimates. If all significant inputs required to measure the fair value of an instrument are observable, the instrument is included in Level 2. Instruments included in Level 2 consist of notes receivable and the liability related to share exchange rights. If one or more of the significant inputs are not based on observable market data, the instrument is included in Level 3.

Financial instruments in Level 3

Financial instruments classified in Level 3 include investments in private companies and warrants held by the Company that are not traded on a recognized securities exchange. At each balance sheet date, the fair value of investments held in private companies is evaluated using a discounted cash-flows approach. The main valuation inputs used in the cash-flows models being significant unobservable inputs, these investments are classified in Level 3. The fair value of the investments in warrants is determined using the Black-Scholes option pricing model which includes significant inputs not based on observable market data. Therefore, investments in warrants are included in Level 3.

The following table presents the changes in the Level 3 investments (warrants and investments in private companies) for the years ended December 31, 2018 and 2017:

	2018	2017
	$	$

Balance – January 1	8,092	10,935
Acquisitions	3,093	9,662
Deemed acquisition (Note 13)	46,625	-
Exercised	-	(14,170)
Change in fair value - investments exercised(i)	-	3,148
Change in fair value - investments expired(i)	(1,180)	(30)
Change in fair value - investments held at the end of the period(i)	2,970	(1,453)

Balance – December 31	59,600	8,092

(i) Recognized in the consolidated statements of loss under other gains, net (warrants) and in the consolidated statements of other comprehensive loss under changes in fair value of financial assets at fair value through comprehensive income (loss) (investments in private companies).

The fair value of the financial instruments classified as Level 3 depends on the nature of the financial instruments.

The fair value of the warrants on equity securities of publicly traded mining exploration and development companies is determined using the Black-Scholes option pricing model. The main non-observable input used in the model is the expected volatility. An increase (decrease) in the expected volatility used in the models of 10% would lead to an increase (decrease) in the fair value of the warrants $0.4 million ($0.4 million) in 2018 and $0.7 million ($0.7 million) in 2017.

The fair value of the equity securities of private mining exploration and development companies is determined using a discounted cash flows. The main non-observable inputs used in the models are the expected price of metals and the discount rate. An increase (decrease) in the long-term gold price of 10%, (base price used in the discounted cash flow model is US$1,300 per ounce) would lead to an increase (decrease) in the fair value of the investments in private companies of $6.7 million in 2018 and an increase (decrease) of 100 basis points in the discount rate (the base discount rate used in the discounted cash flow model is 5.1%) would lead to an increase (decrease) in the fair value of the investment of $6.7 million. There were no significant investments in private companies as at December 31, 2017.

Financial instruments not measured at fair value on the consolidated balance sheets

Financial instruments that are not measured at fair value on the consolidated balance sheets are represented by cash and cash equivalents, short-term investments, trade receivables, amounts receivable from associates and other receivables, notes receivable, accounts payable and accrued liabilities and the long-term debt. The fair values of cash and cash equivalents, short-term investments, trade receivables, amounts receivable from associates and other receivables and accounts payable and accrued liabilities approximate their carrying values due to their short-term nature. The fair value of the non-current notes receivable approximate their carrying value as there were no significant changes in economic and risks parameters since the issuance/acquisition or assumptions of those financial instruments.

The following table presents the carrying amount and the fair value of long-term debt, categorized under Levels 1 and 2, as at December 31, 2018:

December 31, 2018
	Fair	Carrying
	value	amount
	$	$

Long-term debt	375,264	352,769